Future Abandonment Cost - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Asset Retirement Obligations [Line Items]
Accretion expense	$ 0.5	$ 0.5	$ 1.1	$ 0.9